Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
2. Significant Accounting Policies

Basis of presentation

These consolidated financial statements for the year ended December 31, 2017 have been prepared by management in accordance with generally accepted accounting principles of the United States of America (“US GAAP”) and by applying the same accounting policies and methods as used in preparing the consolidated financial statements for the fiscal year ended December 31, 2016.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries (all of which are inactive). All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Assumptions

Estimates made relate primarily to the use of the going concern assumption, estimated useful lives and valuation of intellectual property and property and equipment, the measurement of stock-based compensation expense, valuation of deferred income tax assets, and estimates for asset retirement obligations. The estimates and assumptions used are based upon management’s best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short term GICs with an original maturity less than 90 days from the date of acquisition.

Short Term Investments

Short term investments consist of short term GICs, with original maturity dates greater than 90 days but less than one year.

Revenue Recognition

Revenues from SFD® survey contracts performed by NXT (net of any related foreign sales tax) are recognized using the completed contract method of revenue recognition. Substantial completion of the contract culminates with NXT’s delivery to its clients of a final interpretation and recommendations report for the survey project. This method is viewed as appropriate as prior to that point, the raw SFD® survey data obtained by NXT cannot be interpreted or utilized in an independent, meaningful way by the client.

Amounts received or invoiced in advance of completion of the contract are reflected as deferred revenue and classified as a current liability. At the end of each applicable quarterly fiscal period, all related survey expenditures and obligations (including sales commissions incurred) related to uncompleted contracts are reflected as work-in-progress and classified as current assets.

Upon completion of the contract deliverables, unearned revenue and the related work-in-progress are reflected in the statement of income (loss) as either revenue or survey cost. Survey costs do not include staff and related overhead costs (which are included in general and administrative expense) or any amortization of property and equipment.

Fair Value of Derivative Instruments

Derivative Instruments

Derivative instruments are recognized on the balance sheet at fair value with any changes in fair value between periods recognized in the determination of net income (loss) for the period. NXT does not apply hedge accounting to any of its derivatives. As at December 31, 2017 and 2016, NXT had no outstanding derivative instruments.

Fair Value Measures

For any balance sheet items recorded at fair value on a recurring basis or non-recurring basis, the Company is required to classify the fair value measure into one of three categories based on the fair value hierarchy noted below.

In Level I, the fair value of assets and liabilities is determined by reference to quoted prices in active markets for identical assets and liabilities that the Company has the ability to assess at the measurement date.

In Level II, determination of the fair value of assets and liabilities is based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly. Such inputs include published exchange rates, interest rates, yield curves, and stock quotes from external data service providers. Transfers between Level I and Level II would occur when there is a change in market circumstances.

In Level III, the fair value of assets and liabilities measured on a recurring basis is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement. Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which inputs are considered to be observable. As contracts near maturity and observable market data becomes available, the contracts are transferred out of Level III and into Level II.

Deposits

Deposits consist of security payments made to lessors for the Company’s office and aircraft lease. They are classified as long term if the lease end date is greater than one year.

Property and Equipment

Property and equipment is recorded at cost, less accumulated amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware (including survey equipment)	30% declining balance
Computer software	100% declining balance
Aircraft	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance

Impairment of long-lived assets

The Company reviews long-lived assets, which includes property and equipment and intellectual property for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. When indictors of impairment exist, the Company first compares the total of the estimated undiscounted future cash flows or the estimated sale price to the carrying value of an asset. If the carrying value exceeds these amounts, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.

Intellectual Property

Intellectual property acquired is recorded at cost, less accumulated amortization, which is recorded over the estimated minimum useful life of the assets. Intellectual property is also subject to ongoing tests of potential impairment of the recorded net book value.

Research and Development Expenditure

Research and development (“R&D”) expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred. Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired. No significant external R&D was incurred in the years ended 2015, 2016 and 2017.

Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders’ equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in effect at the end of the applicable period. Non-monetary assets and liabilities (including work-in-progress and deferred revenue balances) are recorded at the relevant exchange rates for the period in which the balances arose. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income (loss) for the period.

Prior to 2010, NXT had active US subsidiaries which had the US dollar as their functional currency. Historic foreign currency translation adjustments related to the consolidation of these now inactive subsidiaries is the only component of accumulated other comprehensive income, which is a component of shareholders’ equity.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and income tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized. The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when the tax rate change is enacted. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock based compensation expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT’s stock option plan. Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the stock options, with a corresponding increase recorded in contributed capital. Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed capital, is recognized as an increase in the recorded value of the common shares of the Company.

Stock based compensation expense related to stock options granted to non-employees is periodically re-measured until the earlier of the completion of their service period or when the vesting period is completed. Changes to the re-measured compensation are recognized in the period of change and amortized over the remaining life of the vesting period in the same manner as the original stock option.

Income (loss) per share

Basic income (loss) per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares that are outstanding for the fiscal period. Shares issued during the period are weighted for the portion of the period that the shares were outstanding. Diluted income (loss) per share are computed using the treasury stock method, whereby the weighted average number of shares outstanding is increased to include any additional shares that would be issued from the assumed exercise of stock options and common share purchase warrants. The incremental number of shares added under the treasury stock method assumes that outstanding stock options and warrants that are exercisable at exercise prices below the Company’s average market price (i.e. they were “in-the-money”) for the applicable fiscal period are exercised and then that number of incremental shares is reduced by the number of shares that could have been repurchased by the Company from the issuance proceeds, using the average market price of the Company’s shares for the applicable fiscal period.

No addition to the basic number of shares is made when calculating the diluted number of shares if the diluted per share amounts become anti-dilutive (such as occurs in the case where there is a net loss for the period).

Future Accounting Policy Changes

Revenue recognition:

In May 2014, the US Financial Accounting Standards Board (“FASB”) issued new guidance on accounting for “Revenue from Contracts with Customers”, which supersedes the current revenue recognition requirements and most industry-specific guidance. This new guidance will require that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

This new guidance will be effective from January 1, 2018, and early application is not permitted. There will be two methods in which the amendment can be applied: (1) retrospectively to each prior reporting period (which will include NXT’s fiscal years 2016 and 2017) presented, or (2) retrospectively with the cumulative effect recognized at the date of initial application. As the Company has generated limited revenue over the past two years, the new standard is not anticipated to have a significant impact on periods prior to the adoption of the new standard. As the Company enters into new contracts with customers in future periods, it will evaluate the impact of the new standard on these contracts and will disclose the related revenue recognition implications at that time.

Leases:

In February 2016, the FASB issued new guidance on leases. The new guidance requires lessees to recognize most leases, including operating leases, on the balance sheet as lease assets and lease liabilities. In addition, lessees may be required to reassess assumptions associated with existing leases as well as to provide expanded qualitative and quantitative disclosures. The new guidance is effective January 1, 2019. NXT is evaluating the impact of the adoption of this new guidance and has not yet determined the effect on its consolidated financial statements.